UNITED STATES
           SECURITIES AND EXCHANGE COMMISSION
                 Washington, D.C.  20549

                       FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Linden Capital L.P.
Address:  18 Church Street
          Skandia House
          Hamilton, HM 11, Bermuda

13F File Number:   28-11808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Joe Wong
Title:    Managing Member, Linden GP LLC, General Partner
Phone:    646-840-3505
Signature, Place and Date of Signing:

    Joe Wong    New York, New York    May 12, 2006

Report Type (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[   ]       13F NOTICE.
[   ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   38

Form 13F Information Table Value Total:   $155,167


List of Other Included Managers:

No. 13F File Number                     Name

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
                                                              FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ASM INTL 4.25% 12/06/11        SDBCV            00207DAG7      436   400000 PRN      SOLE                   400000
BROCADE COMM 2% 01/01/07       SDBCV            111621AB4     1605  1621000 PRN      SOLE                  1621000
CELANESE CORP-SERIES A         COM              150870103     1278    61000 SH       SOLE                    61000
CELL THERAPEUTICS INC 144A     COM              150934107      268   140387 SH       SOLE                   140387
CITADEL CV 1.875% 2/15/2011    SDBCV            17285TAB2    32796 39500000 PRN      SOLE                 39500000
CRAY INC CV 3% 12/1/24         SDBCV            225223AB2     3979  5510000 PRN      SOLE                  5510000
CUBIST PHARM CV 5.5% 11/1/8    SDBCV            229678AB3     4983  5150000 PRN      SOLE                  5150000
DURBAN CV 6% 11/12/06          SDBCV            266597AB9      491   500000 PRN      SOLE                   500000
E*TRADE GRP CV 6% 2/1/7        SDBCV            269246AB0     5729  5000000 PRN      SOLE                  5000000
EXTREME NETWORK INC            COM              30226D106     1018   202700 SH       SOLE                   202700
FORD CAP TR II CV 6.5% 2032    SDBCV            345395206      446    15000 SH       SOLE                    15000
GENERAL MTRS CV 6.25% 7/15/33  SDBCV            370442717    19344  1108100 SH       SOLE                  1108100
GRAFTECH INTERNATIONAL LTD     COM              384313102     1187   194600 SH       SOLE                   194600
INTEL CORP                     COM              458140100      774    40000 SH       SOLE                    40000
JABIL CIRCUIT INC              COM              466313103      857    20000 SH       SOLE                    20000
JABIL CIRCUIT INC              COM              466313103     2657    62000 SH  PUT  SOLE                        0
LIONS GATE ENT 3.625% 3/15/25  SDBCV            535919AG9    13393 14000000 PRN      SOLE                 14000000
MANOR CARE CV 2.125% 8/1/35    SDBCV            564055AM3    10917 10000000 PRN      SOLE                 10000000
MIRANT CORP                    COM              60467R100     3525   140995 SH       SOLE                   140995
NAB CVP 7.875% 12/31/2049 UNIT CVPFD            632525309     5056   115000 SH       SOLE                   115000
NOVELL CV .50% 7/15/24         SDBCV            670006AC9     4621  5000000 PRN      SOLE                  5000000
NPS PHARM CV 3% 6/15/08        SDBCV            62936PAB9     1971  2250000 PRN      SOLE                  2250000
NRG ENERGY INC                 COM              629377508     3346    74000 SH       SOLE                    74000
NRG ENERGY INC                 COM              629377508      904    20000 SH  PUT  SOLE                        0
OPEN SOL CV 1.4673% 2/2/35     SDBCV            68371PAB8     2667  4500000 PRN      SOLE                  4500000
PIXELWORK INC CV 1.75% 5/15/24 SDBCV            72581MAB3     5593  8000000 PRN      SOLE                  8000000
SEACHANGE INTERNATIONAL INC    COM              811699107      520    66988 SH       SOLE                    66988
SEPRACOR CV 0% 10/15/24        SDBCV            817315AW4     2825  3000000 PRN      SOLE                  3000000
SYBASE INC CV 1.75% 2/22/25    SDBCV            871130AB6     6510  6500000 PRN      SOLE                  6500000
TARRAGON CORP                  COM              876287103     1814    91159 SH       SOLE                    91159
TELEFONOS DE MEXICO - ADR-L    ADR              879403780     2698   120000 SH  CALL SOLE                        0
TELEFONOS DE MEXICO - ADR-L    ADR              879403780     2698   120000 SH  PUT  SOLE                        0
UTSTARCOM CV 0.875% 3/1/8      SDBCV            918076AB6     2164  2500000 PRN      SOLE                  2500000
VALEANT PHARMA INTL            COM              91911X104      304    19199 SH       SOLE                    19199
VALEANT PHARMA INTL            COM              91911X104     2325   146700 SH  CALL SOLE                        0
VALEANT PHARMA INTL            COM              91911X104      911    57500 SH  PUT  SOLE                        0
VEECO INST 4.125% 12/21/08     SDBCV            922417AB6      530   548000 PRN      SOLE                   548000
WR GRACE & CO (NEW)            COM              38388F108     2027   152400 SH       SOLE                   152400
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